S000038875 [Member] Investment Objectives and Goals - Northern Trust Quality Dividend Defensive ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Northern Trust Quality Dividend Defensive ETF (formerly, FlexShares® Quality Dividend Defensive Index Fund)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Northern Trust Quality Dividend Defensive IndexSM (the “Underlying Index”).